Issuances of Additional Beneficial Certificate Units (Details) - USD ($)	3 Months Ended	6 Months Ended	12 Months Ended
	Mar. 31, 2014	Jun. 30, 2012	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Class of Stock [Line Items]
Common Stock, Shares Authorized				225,000,000
Common Stock shares, issued	9,200,000	12,650,000		8,280,000
Sale Price of Common Stock per Share	$ 5.95	$ 5.06		$ 6.25
Proceeds from Issuance of Common Stock	$ 51,300,000	$ 59,948,265	$ 51,288,699	$ 48,213,603	$ 60,003,863
Payments of Stock Issuance Costs	$ 3,500,000	$ 4,000,000	$ 3,451,301	$ 3,536,397	$ 4,005,137